TEP FUND, INC.
                                  Annual Report
                                November 30, 1999

                                  TEP FUND, INC
                          780 Third Avenue, Suite 3103
                             New York, NY 10017-2024
                                 (212) 421-6409

                                                                January 20, 2000

To Our Shareholders:

     We are pleased to enclose a semi-annual dividend payment of $0.57 per share to stockholders of record as of December 20, 1999. We also enclose our November 30, 1999 report to stockholders.

     Dividends paid for the year ending November 30, 1999 increased to $1.09 from $0.98 the prior year. There are two primary reasons for the increase. The major reason is that capital gains arising from the redemption of bonds increased from $6,633 in 1998 to $68,970 in 1999. This was an extraordinarily large amount for the Tep Fund, Inc. Such gains will decrease substantially in the year 2000. The second contributing factor for the rise in net investment income was the reduction in expenses from $70,482 in the 1998 year to $61,175 in 1999. In 1998 the company incurred substantially greater legal expenses due to a special shareholders meeting.

     The net asset value per share decreased from $19.95 at November 30, 1998 to $19.11 at November 30, 1999. This was due to an increase in interest rates and a consequent decline in value of the bonds in the portfolio.

     The management of Tep Fund, Inc. continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

     The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                  PERCENTAGE OF 1998 INTEREST INCOME BY STATE
--------------------------------------------------------------------------------
California               6.33%                    Missouri                 0.74%

Delaware                 2.13%                    New Hampshire            1.14%

Florida                  8.49%                    Nevada                   4.03%

Georgia                  2.61%                    New Jersey               4.12%

Hawaii                   4.40%                    New York                16.27%

Illinois                 2.01%                    Ohio                     4.80%

Indiana                  1.59%                    Pennsylvania             3.96%

Kentucky                 1.80%                    Rhode Island             3.59%

Louisiana                4.03%                    Texas                    4.69%

Maryland                 1.91%                    Washington               3.50%

Massachusetts            7.45%                    Wisconsin                3.16%

Michigan                 2.25%                    Wyoming                  1.92%

Mississippi              3.08%                                            ------

                                                  TOTAL                   100.0%
                                                                          ------
--------------------------------------------------------------------------------

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of net assets of Tep Fund, Inc., as of November 30, 1999 and 1998, including the portfolio of investments in tax-exempt securities as of November 30, 1999, and the related statements of operations and changes in net assets for each of the two years then ended, and the selected per share data and ratios for the years ended November 30, 1999, 1998, 1997, 1996 and 1995. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 1999 and 1998, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data and ratios for the years ended November 30, 1999, 1998, 1997, 1996 and 1995 in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 5, 2000

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                           NOVEMBER 30, 1999 AND 1998

                                                        1999           1998
                                                    ------------   ------------
               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 11,678,392   $ 12,275,561

CASH & MONEY MARKET ACCOUNTS                             146,175         73,675

ACCRUED INTEREST RECEIVABLE                              175,667        180,914

                                                    ------------   ------------
          TOTAL ASSETS                                12,000,234     12,530,150

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          10,548          9,690
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTE 5)

          NET ASSETS                                $ 11,989,686   $ 12,520,460
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.11   $      19.95
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 1999 AND 1998

                                                        1999           1998
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    682,355   $    681,101
                                                    ------------   ------------
EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       8,000          7,000
     LEGAL FEES                                            2,393         11,867
     ACCOUNTING FEES                                       9,000          8,250
     SHAREHOLDERS' REPORTS & BANK CHARGES                    519            965
     REGISTRAR & TRANSFER                                  3,039          3,531
     INSURANCE                                             1,000          1,145
     FRANCHISE TAXES                                         680            688
     INVESTMENT ADVISORY FEES (NOTE 2)                    30,544         31,036
                                                    ------------   ------------

          TOTAL EXPENSES                                  61,175         70,482
                                                    ------------   ------------

          NET INVESTMENT INCOME                          621,180        610,619
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                               68,970          6,633
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 860,138        785,238
     END OF PERIOD                                       272,947        860,138
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (587,191)        74,900
                                                    ------------   ------------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    102,959   $    692,152
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.97%         10.35%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 1999 AND 1998

                                                        1999           1998
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    621,180   $    610,619

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                         68,970          6,633

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (587,191)        74,900
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              102,959        692,152

DIVIDENDS PAID TO SHAREHOLDERS ($1.01 PER SHARE
  IN 1999 AND $1.01 IN 1998)*                           (633,733)      (633,733)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                   (530,774)        58,419

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,520,460     12,462,041
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $397,477 IN               $ 11,989,686   $ 12,520,460
     1999 AND $341,060 IN 1998)
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.52 per share was declared November 25, 1997 and is to be paid January 21, 1998.
     A dividend of $.49 per share was declared May 20, 1998 and was paid July 22, 1998.
     A dividend of $.49 per share was declared November 24, 1998 and is to be paid January 20, 1999.
     A dividend of $.52 per share was declared May 19, 1999 and was paid July 21, 1999.
     A dividend of $.57 per share was declared November 23, 1999 and is to be paid January 20, 2000.

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 1999, 1998, 1997, 1996, 1995
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          1999        1998        1997        1996        1995
                                         ------      ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 1.09      $ 1.09      $ 1.13      $ 1.17      $ 1.22

EXPENSES                                 ($0.10)     ($0.12)     ($0.09)     ($0.10)     ($0.10)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.99      $ 0.97      $ 1.04      $ 1.07      $ 1.12

DIVIDENDS PAID TO SHAREHOLDERS           ($1.01)     ($1.01)     ($1.09)     ($1.12)     ($1.25)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.11      $ 0.01      $ 0.04      $0.00*      $ 0.08

NET INCREASE/(DECREASE) IN UNREALIZED
  APPRECIATION OF INVESTMENTS            ($0.94)     $ 0.12      ($0.08)     ($0.17)     $ 1.20
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN
  NET ASSET VALUE                        ($0.85)     $ 0.09      ($0.09)     ($0.22)     $ 1.15

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.95      $19.86      $19.95      $20.17      $19.01
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.11      $19.95      $19.86      $19.95      $20.17
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.50%       0.56%       0.47%       0.48%       0.49%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             5.07%       4.88%       5.20%       5.35%       5.72%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1,000 was less then $.01 per share.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1999 and 1998

NOTE I - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF , PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                         Notes to Financial Statements
                           November 30, 1999 and 1998

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 1999 and 1998 were $68,970 and $6,633 respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 1999, ($.11 per share) and November 30, 1998 ($.011 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $272,947 and $860,138 at November 30, 1999 and 1998, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short-term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities) if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 1999 and 1998

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2000 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 1999 and 1998, the Fund made purchases of tax-exempt securities at a cost of $1,589,533 and $1,397,080 respectively.

     The Fund had redemptions of tax-exempt securities of $1,477,000 in 1999 and $703,608 in 1998. The amortized cost of these securities was $1,408,030 and $696,975 respectively, resulting in realized gains in 1999 of $68,970 and $6,633 in 1998.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 1999 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 1999.

NOTE 5 - SUBSEQUENT EVENT

     On November 23, 1999 the Board of Directors declared a $.57 per share dividend, to be paid on January 20, 2000 to shareholders of record on December 20, 1999.

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
s------------------------------------------------------------------------------------------------------------------
  1.31%    CALIFORNIA
           ----------
           LOS ANGELES COMNTY. REDEV.                6.450%       7/1/17    $  150,000    $  153,000    $  153,248
           AGY. HSG. REV. RFOC - SER A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

  2.17%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  250,905    $  253,473
           NON CALLABLE
           RATED AA+/Aa1

  8.09%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  588,550
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION                        6.000%       6/1/21    $  250,000    $  250,000    $  253,630
           CALLABLE 6/1/10 @ 101 AND
           6/1/11 @ 100
           FGIC INSURED
           RATED AAA/AAA

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  102,163
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           FGIC INSURED
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  850,000    $  847,400    $  944,343

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
  4.38%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  258,328
           SERIES BS
           PREREFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  253,043
           NON-CALLABLE
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  500,000    $  497,645    $  511,370

  4.75%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  190,000    $  190,000    $  193,751
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125%       3/1/11    $  115,000    $  114,550    $  113,158
           CALLABLE 3/1/09 @ 101
           FGIC INS
           RATED Aaa/AAA

           STATE GENERAL OBLIGATION                  5.750%       5/1/17    $  250,000    $  247,548    $  247,503
           CALLABLE 5/1/06 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  555,000    $  552,098    $  554,411

  1.54%    INDIANA
           -------
           INDIANA ST HOUSING AUTH                   5.150%       7/1/17    $  195,000    $  195,809    $  180,205
           SINGLE FAMILY MTG REV
           CALLABLE 1/1/09 @ 101
           GNMA BACKED
           RATED AAA

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
  1.94%    KENTUCKY
           --------
           JEFFERSON COUNTY HSG AUTH                 5.000%      8/20/18    $  250,000    $  250,000    $  226,318
           MULTI FAMILY REV
           CALLABLE 8/20/O8 @ 102
           GNMA BACKED
           RATED AAA

  4.47%    LOUISIANA
           ---------
           LOUISIANA ST RFDG - SER A                 5.250%       8/1/03    $  300,000    $  300,715    $  307,497
           SERIES A
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           LOUISIANA ST SERA B/E OID REOF            6.100%       5/1/11    $  200,000    $  199,000    $  214,536
           SERIES A
           PREREFUNDED 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,715    $  522,033

  2.18%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,264    $  254,185
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
  9.49%    MASSACHUSETTS
           -------------
           CONSERVATION LOAN                         6.000%       6/1/11    $  500,000    $  499,000    $  513,195
           SERIES A
           PREREFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  137,010
           SERIES B
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           BOSTON MASS INDUSTRIAL                    5.900%       2/1/22    $  250,000    $  252,668    $  250,328
           DEVELOPMENT FINANCE AUTH.
           CALLABLE 2/1/07 @ 102
           FHA INSURED
           RATED AAA

           DEUTSCHES ALTENHEIM NURSING               5.050%      10/1/19    $  235,000    $  234,413    $  208,299
           HOME BOSTON MA
           CALLABLE 10/1/08 @ 102
           FHA INSURED
           RATED AAA
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $1,125,000    $1,123,560    $1,108,831

  2.28%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  258,097    $  266,830
           PREREFUNDED 11/1/02 @ 102
           RATED AA+/Aa1

  2.68%    MISSISSIPPI
           -----------
           STATE CAPITAL IMPROVEMENT                 7.125%      10/1/07    $  300,000    $  297,792    $  313,494
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
  0.86%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $  100,824
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  2.26%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  257,908    $  264,163
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2

  1.32%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,602    $  154,446
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

  4.27%    NEW JERSEY
           ----------
           NJ STATE RFDG-SER-B                       6.000%      2/15/10    $  164,000    $  163,426    $  171,929
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

           NJ STATE RFDG-SER-D                       6.000%      2/15/10       $86,000       $85,699    $   91,210
           PREREFUNDED 2/15/03 @ 102
           RATED AA+/Aa1

           NJ CERT. OF PARTICIPATION "A"             5.000%      6/15/14    $  250,000    $  249,375    $  236,088
           PREREFUNDED 6/15/07 @ 100
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  499,227

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
 17.04%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $  100,930
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           RATED AAA/NR

           STATE GENERAL OBLIGATION                  5.600%      6/15/01    $  100,000    $  100,454    $  101,818
           NON CALLABLE
           RATED A/A2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  125,000    $  126,194    $  129,945
           FING AGENCY REV SER D -B/E
           CALLABLE 2/15/03 @ 102
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  125,000    $  126,195    $  134,978
           AGY REV PREREFUNDED HOSP SER D
           PREREFUNDED 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  551,920
           N.Y. HOSPITAL SERIES A B/E
           PREREFUNDED 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOV. ASSIST. CORP.            6.875%       4/1/19    $  250,000    $  267,727    $  268,278
           SERIES A
           PREREFUNDED 4/1/02 @ 102
           RATED A-/Aaa

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  180,757      $1$4,055
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY                         5.000%       4/1/15    $  250,000    $  246,875    $  232,665
           HWY & BRDG - SERIES A
           CALLABLE 4/1/08 @ 101
           FGIC INSURED
           RATED AAA/Aaa

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
           STATE DORM AUTHORITY ST.                  5.350%       8/1/17    $  300,000    $  300,000    $  285,441
           BARNABAS HOSPITAL
           CALLABLE 8/1/07 @ 101
           AMBAC NSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,925,000    $1,947,027    $1,990,029

  4.68%    OHIO
           ----
           STATE G.O. INFRASTRUCTURE IMP.            6.650%       9/1/09    $  500,000    $  526,903    $  546,710
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

  4.47%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  421,796
           SECOND SERIES A
           PREREFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.750%      10/1/17    $  100,000    $  100,000    $  100,036
           SECOND SERIES
           CALLABLE 10/1/09 @ 101
           MBIA INSURED
           RATED AAA/AAA
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  500,000    $  498,208    $  521,832

  3.55%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  101,665    $  105,005
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           GENERAL OBLIGATIONS SERIES B              6.250%      5/15/09    $  300,000    $  300,000    $  309,012
           CONSTRUCTION IMPROVEMENT
           PREREFUNDED 5/15/00 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  400,000    $  401,665    $  414,017

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
  6.57%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTH.                6,000%      10/1/05    $  125,000    $  125,000    $  133,100
           SERIES A
           NON CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  160,355
           NON CALLABLE
           RATED AA/Aa2

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  250,848
           PREREFUNDED 8/15/04 @ 100
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WTR              5.250%       8/1/12    $  225,000    $  225,000    $  222,651
           ASST.
           CALLABLE 8/1/08 @ 100
           RATED Aa1/AA
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  750,000    $  747,348    $  766,953

  3.52%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  256,398
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  151,011    $  154,118
           SERIES B
           NON CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                  $4400,000    $  396,136    $  410,515

                        See notes to Financial Statements

                                 TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 1999

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       11/30/99      11/30/99
------------------------------------------------------------------------------------------------------------------
4.39%      WISCONSIN
           ---------
           GENERAL OBLIGATION RFDG                   6.100%       5/1/05    $  150,000    $  155,347    $  159,002
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  252,445
           SERIES A
           PREREFUNDED 5/1/06 @ 100
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%       5/1/19    $  100,000    $   99,768    $  100,793
           BONDS SERIES C
           CALLABLE 5/1/2010 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  505,116    $  512,240

  1.79%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  208,698
           INS. SINGLE FAM. MTGE - SER B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2

                                                                           ---------------------------------------
   100%    TOTAL INVESTMENTS                                               $11,350,000   $11,405,446   $11,678,392
                                                                           =======================================

                        See notes to Financial Statements